Operating Segments	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Operating segments

25 Operating segments

The Group’s Management has defined operating segments based on the reports that are used to make strategic decisions, analyzed by the Chief Operating Decision Maker (CODM) - our Chief Executive Officer (CEO), there are seven reportable segments: Brazil, Seara, Beef North America, Pork USA, Pilgrim’s Pride, Australia and Miscellaneous segments. The segment performance is evaluated by the CODM, based on Adjusted EBITDA.

Adjusted EBITDA consists of profit or loss before taxes, applying the same accounting policies described in these financial statements, except for the following adjustments as described below: exclusion of net finance expense, exclusion of depreciation and amortization expenses, exclusion of share of profit of equity-accounted investees, net of tax, exclusion of antitrust agreements expenses described in explanatory note 19, exclusion of donations and social programs expenses, exclusion of impairment of assets, exclusion of restructuring expenses, exclusion of fiscal payments and installments, exclusion of Rio Grande do Sul claim losses, exclusion of extemporaneous litigation expenses, exclusion of reversal of tax credits, exclusion of Avian Influenza impacts, exclusion of certain tax assessment notice and exclusion of certain other operating income (expenses).

Brazil: this segment includes all the operating activities of the Group, mainly represented by slaughter facilities, cold storage and meat processing, fat, feed and production of cattle by-products such as leather, collagen and other products produced in Brazil. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Seara: this segment includes all the operating activities of Seara and its subsidiaries, mainly represented by chicken and pork processing, production and commercialization of food products and value-added products. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Beef North America: this segment includes JBS USA beef processing operations in North America and the plant-based businesses in Europe. Beef also sells by-products to the variety meat, feed processing, fertilizer, automotive and pet food industries and also produces value-added meat products including toppings for pizzas. Finally, Sampco LLC imports processed meats and other foods such as canned fish, fruits and vegetables to the US and Vivera produces and sells plant-based protein products in Europe.

Pork USA: this segment includes JBS USA’s pork operations, including Swift Prepared Foods. Revenues are generated from the sale of products predominantly to retailers of fresh pork including trimmed cuts such as loins, roasts, chops, butts, picnics and ribs. Other pork products, including hams, bellies and trimmings, are sold predominantly to further processors who, in turn, manufacture bacon, sausage, and deli and luncheon meats. In addition, revenues are generated from the sale of case ready products, including the recently acquired TriOak business. As a complement to our pork processing business, we also conduct business through our hog production operations, including thirty-one hog farms and eight feed mills, from which, JBS Lux will source live hogs for its pork processing operations.

Pilgrim’s Pride: this segment includes PPC’s operations, including Moy Park, Tulip and Pilgrim’s Consumer Foods as well, mainly represented by chicken processing, production and commercialization of food products and prepared foods in the United States of America, Mexico, United Kingdom and France. The fresh chicken products consist of refrigerated (non-frozen) whole or cut-up chicken, either pre-marinated or non-marinated, and pre-packaged chicken in various combinations of freshly refrigerated, whole chickens and chicken parts. The prepared chicken products include portion-controlled breast fillets, tenderloins and strips, delicatessen products, salads, formed nuggets and patties and bone-in chicken parts. These products are sold either refrigerated or frozen and may be fully cooked, partially cooked or raw. In addition, these products are breaded or non-breaded and either pre-marinated or non-marinated. The segment also generates revenue from the sale of prepared pork products through PPL, a subsidiary acquired by PPC in October 2019. The segment includes PPC’s PFM subsidiary, acquired in September 2021, and generates revenues from branded and private label meats, meat snacks, food-to-go products, and ethnic chilled and frozen ready meals.

Australia: This segment includes our fresh, frozen, value-added and branded beef, lamb, pork and fish products in Australia and New Zealand. The majority of our beef revenues from our operations in Australia are generated from the sale of fresh beef products (including fresh and frozen chuck cuts, rib cuts, loin cuts, round cuts, thin meats, ground beef, offal and other products). This segment also sells value-added and branded beef products (including frozen cooked and pre-cooked beef, corned cooked beef, beef cubes and consumer-ready products, such as hamburgers and sausages). This segment also operates lamb, pork, and fish, processing facilities in Australia and New Zealand including Huon and Rivalea businesses. JBS Australia also generates revenues through their cattle hoteling business. We sell these products in the countries where we operate our facilities, which we classify as domestic sales, and elsewhere, which we classify as export sales.

Miscellaneous (previously labeled as “others”): Includes certain operations not directly attributable to the primary segments, such as corporate expenses, international leather operations and other operations in Europe.

There are no revenues arising out of transactions with any single customer that represents 10% or more of the total revenues.

The Group manages its loans and financing and income taxes at the corporate level and not by segment.

The information by operating segment are as follows:

	2025
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	15,293,716	9,170,889	28,137,233	8,431,202	18,484,934	8,076,998	825,647	88,420,619	(2,236,437)	86,184,182
Adjusted EBITDA(1)	955,100	1,553,368	(319,461)	898,897	2,804,488	915,990	23,015	6,831,397	—	6,831,397

	2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	12,590,503	8,774,541	24,285,826	8,115,549	17,863,075	6,648,051	526,323	78,803,868	(1,621,321)	77,182,547
Adjusted EBITDA(1)	964,993	1,538,634	247,278	1,071,208	2,703,375	664,256	3,452	7,193,196	(1,325)	7,191,871

	2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	11,141,171	8,272,546	23,303,052	7,713,828	17,347,956	6,209,012	893,459	74,881,024	(1,962,901)	72,918,123
Adjusted EBITDA(1)	469,250	364,494	114,236	526,949	1,536,039	454,707	(5,207)	3,460,468	(2,583)	3,457,885

(*)	Includes intercompany and intersegment transactions.
(1)	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:

	2025	2024	2023
Profit (loss) before taxes	2,620,298	2,711,003	(259,728)
Share of profit of equity-accounted investees, net of tax	(16,897)	(2,945)	(9,537)
Net finance expense	1,556,276	1,669,763	1,353,405
Depreciation and amortization	2,308,520	2,189,547	2,149,066
Antitrust agreements (1)	182,275	253,731	102,500
Donations and social programs (2)	1,806	22,467	18,166
Impairment of assets (3)	21,148	—	26,268
Restructuring (4)	33,424	95,556	52,235
Fiscal payments and installments (5)	2,378	81,766	—
Rio Grande do Sul claim (6)	—	19,313	—
Extemporaneous litigation (7)	20,716	61,016	—
Reversal of tax credits (8)	—	58,654	—
Avian influenza (9)	17,092	—	—
Tax assessment notice (10)	43,200	—	—
Other operating income (expense), net (11)	41,161	32,000	25,510
Elimination	—	1,325	2,583
Total Adjusted EBITDA for operating segments	6,831,397	7,193,196	3,460,468
(1)	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
(2)	Refers to the donations, substantially composed of the Fundo JBS pela Amazônia.
(3)	Refers mainly to the impairment of fixed assets and the impairment of recoverable tax credits.
(4)	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
(5)	Refers to the special payment program for installment plans of tax proceedings with exemption from fines and reduction of interest of the indirect subsidiary JBS S.A.
(6)	Refers to the claim resulting from flooding that occurred in Rio Grande do Sul in the indirect subsidiary Seara Alimentos Ltda.
(7)	Refers to extemporaneous litigation arising from debts of companies acquired by the Group and recognizes these settlement expenses within general and administrative.
(8)	Refers to the reversal of ICMS credits on sales operations disallowed in the state of Santa Catarina.
(9)	Refers to the impacts related to the avian influenza incurred by the indirect subsidiary Seara Alimentos Ltda.
(10)	Refers to tax assessments related to the acquisition of Tyson de México by the indirect subsidiary Pilgrim’s Pride Corporation (PPC) as described in Note 19.3 – Tax and Social Security.
(11)	Refers to several adjustments basically in the indirect subsidiary JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, insurance recovery, among others.

Below is net revenue and total assets based on geography, presented for supplemental information.

	2025
	United States of America (2)	Mexico and Canada	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	43,825,502	6,315,360	24,830,722	7,111,957	6,425,539	542,419	89,051,499	(2,867,317)	86,184,182
Total assets	13,940,917	5,468,199	25,046,839	4,350,848	14,340,561	301,111	63,448,475	(18,291,989)	45,156,486

	2024
	United States of America (2)	Mexico and Canada	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	39,427,390	5,676,962	21,658,326	6,105,791	5,999,271	375,961	79,243,701	(2,061,154)	77,182,547
Total assets	14,158,531	4,329,853	13,926,766	4,827,633	5,002,706	309,238	42,554,727	(1,869,354)	40,685,373
	2023
	United States of America (2)	Mexico and Canada	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	37,659,149	5,462,049	18,160,466	5,771,385	5,979,750	264,903	73,297,702	(379,579)	72,918,123
Total assets	15,709,556	3,930,370	17,674,813	3,764,222	5,297,784	2,088,346	48,465,091	(5,887,257)	42,577,834

(1)	Includes intercompany and intersegment transactions.
(2)	Amounts previously disclosed under the ‘North and Central America’ geographic area are now presented disaggregated into two distinct geographic areas: ‘United States of America’ and ‘Mexico and Canada’. This disaggregation was performed retrospectively for information comparability purposes.